Commitments - Additional Information (Detail) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Commitments [line items]
Purchase orders remain outstanding	$ 25,742,371	$ 12,756,962
Deposits	$ 8,864,346	$ 8,541,630